Geographic Areas (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
United States
Finite-Lived Intangible Assets [Line Items]
Long-lived assets	$ 34,053	$ 28,077	$ 20,827
International
Finite-Lived Intangible Assets [Line Items]
Long-lived assets	$ 2,719	$ 2,697	$ 738